Leases - Schedule of Future Minimum Payments Operating Leases (Details) - CNY (¥)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Future Minimum Payments Operating Leases [Abstract]
2026		¥ 221,765
2027	¥ 254,201
Total lease payments	254,201	221,765
Less: imputed interest	(4,000)	(2,563)
Total	¥ 250,201	¥ 219,202